Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2019 and December 31, 2018 is as follows:

	12.31.19	12.31.18
Basic Shareholders’ Equity	74,314,620	64,400,349
Equity Tier 1	(12,922,467)	(8,121,802)
(Deductible Items)	87,237,087	72,522,151
Additional Tier 1 Capital	61,392,153	56,278,547
Complementing shareholders’ Equity	19,392,341	19,606,143
Equity Tier 2	19,392,341	19,606,143
Regulatory Capital (RPC)	80,784,494	75,884,690

Summary of Breakdown of Minimum Capital Requirement

	12.31.19	12.31.18
Credit Risk	29,148,582	34,105,523
Market Risk	904,939	1,490,984
Operational Risk	7,608,102	6,189,359
Minimum Capital Requirement	37,661,623	41,785,866
Integration	80,784,494	75,884,690
Excess	43,122,871	34,098,824

Summary of Estimated Risk for Each Type of Instrument
For the fiscal year 2018, the following limits were established, within which the estimated risk for each type of instrument described above should be classified:

Risk	Policy on Limits
Currency	Ps.	250 million
Fixed-Income	Ps.	680 million
Interest Rate Derivatives	Ps.	70 million

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of
year-end
by type of currency is shown below:

	Balances as of 12.31.19
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	195,115	(196,431)	22	(1,294)
Euro	2,281	(293)	—	1,988
Canadian Dollar	85	(4)	—	81
Real	1	—	—	1
Swiss Franc	32	(17)	—	15
Others	76	(4)	—	72

Total	197,590	(196,749)	22	863

	Balances as of 12.31.18
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	299,229	(302,431)	155	(3,047)
Euro	3,058	(857)	—	2,201
Canadian Dollar	65	(14)	—	51
Real	46	—	—	46
Swiss Franc	32	(20)	—	12
Others	75	(3)	—	72

Total	302,505	(303,325)	155	(665)

		Balances as of 12.31.19		Balances as of 12.31.18
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	129	(1,423)	305	(3,350)
	-10%	(129)	(1,164)	(305)	(2,741)
Euro	10%	199	2,187	220	2,423
	-10%	(199)	1,789	(220)	1,983
Canadian Dollar	10%	8	89	5	55
	-10%	(8)	73	(5)	46
Real	10%	—	1	5	51
	-10%	—	1	(5)	42
Swiss Franc	10%	1	16	2	14
	-10%	(1)	13	(2)	11
Others	10%	7	79	8	82
	-10%	(7)	65	(8)	66

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	30 to 90	90 to 180	180 to 365	Over 365	Total
As of 12.31.19
Total Financial Assets	201,696,219	51,089,507	51,228,446	44,962,192	250,198,194	599,174,558
Total Financial Liabilities	277,333,453	45,123,367	24,609,169	3,436,256	155,808,144	506,310,389

Net Amount	(75,637,234)	5,966,140	26,619,277	41,525,936	94,390,050	92,864,169

As of 12.31.18
Total Financial Assets	316,460,745	48,662,684	50,924,880	66,637,848	259,062,217	741,748,374
Total Financial Liabilities	488,425,962	38,452,081	11,210,698	6,693,691	139,462,459	684,244,891

Net Amount	(171,965,217)	10,210,603	39,714,182	59,944,157	119,599,758	57,503,483

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2019. The percentage change budgeted by the Group for fiscal year 2019 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in Pesos
Decrease in Interest Rate	-100 pb	(260,051)	-0.3%
Increase in Interest Rate	+100 pb	260,051	0.3%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2019 and December 31, 2018, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.19
Assets
Debt Securities measured at Fair Value through Profit or Loss	64,916,862	879,594	14,428	155,733	5,257	65,971,874
Derivative Financial Instruments	1,398,539	—	—	—	—	1,398,539
Repurchase Transactions	30,724,621	—	—	—	—	30,724,621
Other Financial Assets	8,242,578	—	—	—	—	8,242,578
Loans and Other Financing	132,248,533	130,902,612	59,409,315	96,240,488	26,439,424	445,240,372
Other Debt Securities	20,672,074	—	—	—	—	20,672,074
Financial Assets Pledged as Collateral	11,550,586	—	—	—	—	11,550,586
Investments in Equity Instruments	2,497,466	—	—	—	—	2,497,466
Liabilities
Deposits	358,461,867	41,752,103	2,184,736	77,374	32	402,476,112
Liabilities at fair value through profit or loss	1,422,157	—	—	—	—
Derivative Financial Instruments	881,099	—	—	—	—	881,099
Repurchase Transactions	—	—	—	—	—	—
Other Financial Liabilities	67,627,472	—	—	—	—	67,627,472
Lease Liabilities	61,417	319,109	398,394	1,932,180	1,057,054	3,768,154
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,720,364	10,793,401	4,281,429	6,204,079	—	24,999,273
Debt Securities	3,468,325	18,258,388	4,152,415	10,134,085	683,635	36,696,848
Subordinated Debt Securities	607,968	—	607,968	5,346,737	16,892,186	23,454,859

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.18
Assets
Debt Securities measured at Fair Value through Profit or Loss	118,219,287	383,455	575,061	1,592,696	241,620	121,012,119
Derivative Financial Instruments	2,746,893	—	—	—	—	2,746,893
Repurchase Transactions	3,249,325	—	—	—	—	3,249,325
Other Financial Assets	13,931,355	—	—	—	—	13,931,355
Loans and Other Financing	143,233,020	157,499,423	86,106,886	101,280,744	14,625,657	502,745,730
Other Debt Securities	22,292,815	—	—	—	—	22,292,815
Financial Assets Pledged as Collateral	16,640,808	—	—	—	—	16,640,808
Investments in Equity Instruments	247,769	—	—	—	—	247,769
Liabilities
Deposits	514,108,186	45,511,607	4,904,758	118,053	55	564,642,659
Liabilities at fair value through profit or loss	3,299,188	—	—	—	—	3,299,188
Derivative Financial Instruments	2,824,038	—	—	—	—	2,824,038
Repurchase Transactions	2,997,515	—	—	—	—	2,997,515
Other Financial Liabilities	97,014,823	41,646	51,326	224,872	10,991	97,343,658
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,789,666	12,535,930	4,893,824	11,468,973	111,565	39,799,958
Debt Securities	2,001,407	11,779,292	20,402,461	40,344,981	1,938,714	76,466,855
Subordinated Debt Securities	591,573	—	591,573	5,197,625	17,570,746	23,951,517

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2019 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	310,150	—	—	6,232,989	—	—	6,543,139
AA+	—	—	44,295	—	—	5,310	49,605
AA	—	—	—	—	—	95,913	95,913
AA-	—	—	—	—	—	10,959	10,959
A+	—	—	—	—	—	129,010	129,010
A1+	—	—	—	—	—	469,378	469,378
A-	—	—	—	—	—	35,891	35,891
A3	—	—	—	—	—	75,278	75,278
Baa1	—	—	76,146	—	—	—	76,146
BBB	9,457	—	—	—	—	15,117	24,574
B-	—	—	—	—	—	4,654	4,654
C	—	—	—	—	—	7,668	7,668
CC	27,150	—	—	—	58,141,095	—	58,168,245

Total	346,757	—	120,441	6,232,989	58,141,095	849,178	65,690,460

The credit quality of debt securities as of December 31, 2018 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	2,266,493	—	—	3,256,546	—	121,001	5,644,040
Aaa	—	—	—	—	—	56,337	56,337
Aaa.ar	—	—	—	—	—	302,242	302,242
AA+	—	—	57,173	—	—	32,113	89,286
AA	—	—	—	—	—	435,690	435,690
AA(arg)	—	—	—	—	—	17,169	17,169
raAA	—	689,080	—	—	—	—	689,080
AA-	—	—	—	—	—	425	425
A+	—	—	—	1,648	—	217,096	218,744
A1.ar	—	—	—	—	—	21,633	21,633
A	—	—	—	108,221	—	4,687	112,908
A(arg)	—	—	—	—	—	45,304	45,304
A-	—	—	—	—	—	63,134	63,134
A3.ar	—	226,129	—	—	—	—	226,129
BBB+	—	—	—	—	—	2,040	2,040
Baa1.ar	—	—	7,804	—	—	15,037	22,841
BBB	17,758	14,014	—	—	—	41,467	73,239
BBB(arg)	—	—	—	—	—	47,954	47,954
BBB-	—	409,546	—	—	—	—	409,546
Baa3.ar	—	174,626	—	—	—	—	174,626
B+	787	—	—	—	—	—	787
B-	—	—	—	—	—	4,766	4,766
CCC(arg)	—	—	—	—	—	321,891	321,891
No Rating	—	—	—	—	107,833,074	—	107,833,074

Total	2,285,038	1,513,395	64,977	3,366,415	107,833,074	1,749,986	116,812,885

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Retail Portfolio

BCRA Situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA Situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA Situation	Extra conditions to be considered stage 2
A	- Cure
- BCRA situation B1
- Probability of Default (“PD”) or Score with impairment risk
C	- It does not apply to defaulted clients

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2020	QII - 2019	QIII - 2019	QIV - 2019
Monthly Estimator of Economic Activity (EMAE)	Base	-1.0%	0.0%	2.4%	6.5%
	Optimistic	-2.2%	-0.5%	1.5%	4.7%
	Pessimist	-4.4%	-5.8%	-6.0%	-4.7%
Inflation Rate (IPC)	Base	52.4%	51.8%	45.6%	40.0%
	Optimistic	47.1%	43.4%	36.1%	30.0%
	Pessimist	57.3%	64.0%	66.5%	70.0%
Exchange Rate	Base	61.7%	62.1%	33.4%	27.0%
	Optimistic	58.4%	55.6%	25.4%	17.0%
	Pessimist	78.8%	98.3%	80.4%	90.0%
Unemployment Rate	Base	11.1%	10.1%	10.1%	1.9%
	Optimistic	15.8%	-3.4%	4.6%	-11.8%
	Pessimist	25.3%	19.2%	40.1%	29.9%
International Reserve	Base	-50.1%	-48.3%	-34.8%	-1.4%
	Optimistic	-51.0%	-45.9%	-27.4%	17.6%
	Pessimist	-61.9%	-65.7%	-59.0%	-39.5%
Real Salary	Base	-7.0%	-6.0%	-0.7%	1.4%
	Optimistic	-3.3%	-3.0%	0.0%	3.1%
	Pessimist	-5.5%	-7.3%	-6.6%	-5.9%
Real Exchange Rate	Base	8.4%	11.2%	-3.2%	-6.5%
	Optimistic	9.8%	12.6%	-3.1%	-7.8%
	Pessimist	15.9%	25.5%	13.9%	14.5%
Monetary Base	Base	31.9%	43.1%	55.5%	55.4%
	Optimistic	30.0%	39.2%	49.5%	46.0%
	Pessimist	33.1%	47.5%	60.7%	62.0%
Badlar	Base	-25.6%	-47.9%	-53.3%	-36.9%
	Optimistic	-37.6%	-47.0%	-58.3%	-45.2%
	Pessimist	20.0%	-1.8%	-16.6%	19.0%

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%

Tarjeta Naranja	70%	15%	15%

Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
GFG ECL	26,610,485	26,674,968
Retail, Retail like and Wholesale ECL	19,197,292	19,241,671
Naranja ECL	7,413,193	7,433,297

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
Monthly estimator of economic activity	8%	6%	-6%
Inflation	30%	20%	80%
Nominal exchange rate	23%	12%	110%
Unemployment	1%	-13%	35%
Monetary base	52%	40%	70%
International reserves	-1%	25%	-45%

GFG ECL		27,363,700
Retail, Retail like and Wholesale ECL		19,923,662
Naranja ECL		7,440,038

Summary of Maximum Exposure to Credit Risk on Assests
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	78,566,753	28,797,042	912,351	108,276,146	139,233,133
1-30	1, 562,357	1,520,196	185,361	3,402,141	3,267,914
31-60	—	1,262,208	163,053	1,291,034	1,425,261
61-90	—	528,261	274,967	803,228	1,213,539
Default	—	—	4,281,651	4,281,651	5,201,161

Gross Carrying amount	80,129,110	32,107,707	5,817,383	118,054,200	153,253,607
Loss allowance	4,050,243	1,876,438	4,576,479	10,503,160	11,502,798

Net Carrying amount	76,078,867	30,231,269	1,240,904	107,551,040	141,750,809

	Retail like Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	33,043,232	4,297,615	497,111	37,837,958	49,804,857
1-30	1,306,745	532,729	165,470	2,004,944	2,037,768
31-60	—	159,963	64,134	224,097	517,274
61-90	—	172,306	147,679	319,985	402,899
Default	—	—	2,437,282	2,437,282	2,765,424

Gross Carrying amount	34,349,977	5,162,613	3,311,676	42,824,266	55,528,222
Loss allowance	352,917	146,516	2,514,583	3,014,016	2,656,347

Net Carrying amount	33,997,060	5,016,097	797,093	39,810,250	52,871,875

	Wholesale Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
A	206,109,137	5,687,008	—	211,796,145	217,775,608
B1	—	377,715	—	377,715	(3,382,401)
Default	—	—	4,876,548	4,876,548	3,869,637

Gross Carrying amount	206,109,137	6,064,723	4,876,548	217,050,408	218,262,844
Loss allowance	540,249	179,755	4,492,730	5,212,734	1,954,981

Net Carrying amount	205,568,888	5,884,968	383,818	211,837,674	216,307,863

	Naranja
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	44,632,416	532,061	261,123	45,425,600	60,818,990
1-30	2,434,450	158,839	89,667	2,682,956	5,412,971
31-60	—	1,216,694	76,477	1,293,171	2,618,147
61-90	—	629,044	46,306	675,350	1,445,291
Default	—	—	5,580,546	5,580,546	5,825,679

Gross Carrying amount	47,066,866	2,536,638	6,054,119	55,657,623	76,121,078
Loss allowance	2,023,337	704,146	4,685,710	7,413,193	8,164,343

Net Carrying amount	45,043,529	1,832,492	1,368,409	48,244,430	67,956,735

	Retail Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	123,255,338	15,977,795	—	139,233,133	157,296,668
1-30	3,415,641	1,846,773	—	5,262,414	5,279,544
31-60	—	2,343,360	—	2,343,360	1,749,691
61-90	—	1,213,539	—	1,213,539	754,043
Default	—	—	5,201,161	5,201,161	4,009,264

Gross Carrying amount	126,670,979	21,381,467	5,201,161	153,253,607	169,089,210
Loss allowance	4,000,345	3,565,091	3,937,362	11,502,798	5,671,699

Net Carrying amount	122,670,634	17,816,376	1,263,799	141,750,809	163,417,511

	Retail like Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	45,031,870	4,772,987	—	49,804,857	47,071,424
1-30	1,333,592	704,176	—	2,037,768	1,093,756
31-60	—	517,274	—	517,274	210,169
61-90	—	402,899	—	402,899	150,521
Default	—	—	2,765,424	2,765,424	1,234,348

Gross Carrying amount	46,365,462	6,397,336	2,765,424	55,528,222	49,760,218
Loss allowance	410,651	430,926	1,814,770	2,656,347	1,485,036

Net Carrying amount	45,954,811	5,966,410	950,654	52,871,875	48,275,182

	Wholesale Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
A	208,462,971	9,304,310	8,327	217,775,608	200,660,551
B1	(3,442,254)	59,853	—	(3,382,401)	118,967
Default	—	—	3,869,637	3,869,637	1,243,106

Gross Carrying amount	205,020,717	9,364,163	3,877,964	218,262,844	202,022,624
Loss allowance	808,785	119,011	1,027,185	1,954,981	1,154,685

Net Carrying amount	204,211,932	9,245,152	2,850,779	216,307,863	200,867,939

	Naranja
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	56,167,414	4,651,576	—	60,818,990	66,755,543
1-30	3,956,380	1,456,591	—	5,412,971	5,214,783
31-60	—	2,618,147	—	2,618,147	1,735,857
61-90	—	1,445,291	—	1,445,291	810,681
Default	—	—	5,825,679	5,825,679	4,514,973

Gross Carrying amount	60,123,794	10,171,605	5,825,679	76,121,078	79,031,837
Loss allowance	2,117,634	2,834,539	3,212,170	8,164,343	5,965,182

Net Carrying amount	58,006,160	7,337,066	2,613,509	67,956,735	73,066,655

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Gross Carrying Amount	Collateral´s Fair Value
Advances	15,892,268	315,666	15,576,602	—
Mortgage Loans	15,052,635	895,613	14,157,022	38,775,957
Pledge Loans	3,208,665	55,338	3,153,327	1,959,793
Personal Loans	27,645,893	3,077,729	24,568,164	—
Credit Card Loans	149,459,966	13,886,647	135,573,319	—
Financial Leases	2,225,646	62,010	2,163,636	—
Overdrafts	75,080,343	5,431,272	69,649,071	—
Pre-financing export loans	53,937,131	241,621	53,695,510	—
Others	88,747,362	2,148,550	86,598,812	4,599,439
Public Securities	2,336,588	28,657	2,307,931	—

Total as of December 31, 2019	433,586,497	26,143,103	407,443,394	45,335,189

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	8,646
50 to 60%	1,266
60 to 70%	1,103
70 to 80%	1,250
80 to 90%	1,145
90 to 100%	2,445
Higher than 100%	14,562

Total	30,417

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	4,000,345	3,565,091	3,937,362	—	11,502,798
Inflation effect	(1,399,888)	(1,247,575)	(1,377,848)	—	(4,025,311)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(541,650)	541,650	—	—	—
Transfer from Stage 1 to Stage 3	(55,913)	—	55,913	—	—
Transfer from Stage 2 to Stage 1	462,714	(462,714)	—	—	—
Transfer from Stage 2 to Stage 3	—	(333,814)	333,814	—	—
Transfer from Stage 3 to Stage 2	—	34,657	(34,657)	—	—
Transfer from Stage 3 to Stage 1	21,195	—	(21,195)	—	—
New Financial Assets Originated or Purchased	975,375	569,129	2,505,793	—	4,050,297
Changes in PDs/LGDs/EADs	1,400,209	(896)	630,489	—	2,029,802
Changes to model assumptions and methodologies	(172,921)	735,069	1,311,945	—	1,874,093
Foreign exchange and other movements	208,412	(204,306)	33,793	—	37,899
Other movements with no P&L impact
Write-offs	(847,635)	(1,319,853)	(2,798,930)	—	(4,966,418)

Loss Allowance as of December 31, 2019	4,050,243	1,876,438	4,576,479	—	10,503,160

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	410,651	430,926	1,814,770	—	2,656,347
Inflation effect	(143,704)	(150,799)	(635,064)	—	(929,567)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(24,832)	24,832	—	—	—
Transfer from Stage 1 to Stage 3	(1,436)	—	1,436	—	—
Transfer from Stage 2 to Stage 1	16,974	(16,974)	—	—	—
Transfer from Stage 2 to Stage 3	—	(29,246)	29,246	—	—
Transfer from Stage 3 to Stage 2	—	9,317	(9,317)	—	—
Transfer from Stage 3 to Stage 1	1,175	—	(1,175)	—	—
New Financial Assets Originated or Purchased	238,020	70,572	2,017,956	—	2,326,548
Changes in PDs/LGDs/EADs	91,006	8,924	427,620	—	527,550
Changes to model assumptions and methodologies	(48,727)	36,552	277,169	—	264,994
Foreign exchange and other movements	27,507	(11,193)	(9,120)	—	7,194
Other movements with no P&L impact
Write-offs	(213,717)	(226,395)	(1,398,938)	—	(1,839,050)

Loss Allowance as of December 31, 2019	352,917	146,516	2,514,583	—	3,014,016

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	808,785	119,011	1,027,185	—	1,954,981
Inflation effect	(283,028)	(41,647)	(359,455)	—	(684,130)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(28,341)	28,341	—	—	—
Transfer from Stage 1 to Stage 3	(58)	—	58	—	—
Transfer from Stage 2 to Stage 1	62,382	(62,382)	—	—	—
Transfer from Stage 2 to Stage 3	—	(1,027)	1,027	—	—
Transfer from Stage 3 to Stage 2	—	41,499	(41,499)	—	—
Transfer from Stage 3 to Stage 1	2	—	(2)	—	—
New Financial Assets Originated or Purchased	385,304	93,976	211,464	—	690,744
Changes in PDs/LGDs/EADs	19,099	30,508	4,293,694	—	4,343,301
Changes to model assumptions and methodologies	(25,142)	72,470	11,928	—	109,540
Foreign exchange and other movements	(9,847)	(4,969)	14,694	—	(122)
Other movements with no P&L impact
Write-offs	(439,191)	(96,025)	(666,364)	—	(1,201,580)

Loss Allowance as of December 31, 2019	540,249	179,755	4,492,730	—	5,212,734

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	2,117,634	2,834,539	3,212,170	—	8,164,343
Inflation effect	(741,049)	(991,924)	(1,124,073)	—	(2,857,046)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(51,051)	51,051	—	—	—
Transfer from Stage 1 to Stage 3	(107,274)	—	107,274	—	—
Transfer from Stage 2 to Stage 1	680,513	(680,513)	—	—	—
Transfer from Stage 2 to Stage 3	—	(680,583)	680,583	—	—
Transfer from Stage 3 to Stage 2	—	2,767	(2,767)	—	—
Transfer from Stage 3 to Stage 1	9,518	—	(9,518)	—	—
New Financial Assets Originated or Purchased	102,230	895,000	2,888,561	—	3,885,791
Changes in PDs/LGDs/EADs	913,845	513,073	1,629,665	—	3,056,583
Changes to model assumptions and methodologies	(309,543)	(693,866)	(8,677)	—	(1,012,086)
Foreign exchange and other movements	11,146	—	—	—	11,146
Other movements with no P&L impact
Write-offs	(602,632)	(545,398)	(2,687,508)	—	(3,835,538)

Loss Allowance as of December 31, 2019	2,023,337	704,146	4,685,710	—	7,413,193

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,682,312	1,410,750	2,578,637	—	5,671,699
Inflation effect	(542,887)	(455,254)	(832,132)	—	(1,830,273)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(56,075)	56,075	—	—	—
Transfer from Stage 1 to Stage 3	(19,975)	—	19,975	—	—
Transfer from Stage 2 to Stage 1	94,867	(94,867)	—	—	—
New Financial Assets Originated or Purchased	1,046,545	2,117,334	2,485,839	—	5,649,718
Changes in PDs/LGDs/EADs	2,057,322	1,450,069	2,883,617	—	6,391,008
Foreign exchange and other movements	71,851	40,839	(15,039)	—	97,651
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(62,777)	62,777	—	—
Transfer from Stage 3 to Stage 2	—	44,095	(44,095)	—	—
Write-offs	(333,615)	(941,173)	(3,202,217)	—	(4,477,005)

Loss Allowance as of December 31, 2018	4,000,345	3,565,091	3,937,362	—	11,502,798

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	341,135	195,413	948,488	—	1,485,036
Inflation effect	(110,085)	(63,061)	(306,079)	—	(479,225)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(6,016)	6,016	—	—	—
Transfer from Stage 1 to Stage 3	(1,143)	—	1,143	—	—
Transfer from Stage 2 to Stage 1	14,729	(14,729)	—	—	—
New Financial Assets Originated or Purchased	278,772	301,498	1,335,299	—	1,915,569
Changes in PDs/LGDs/EADs	185,204	136,917	807,740	—	1,129,861
Foreign exchange and other movements	26,219	25,024	135,669	—	186,912
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(4,515)	4,515	—	—
Transfer from Stage 3 to Stage 2	—	4,838	(4,838)	—	—
Write-offs	(318,164)	(156,475)	(1,107,167)	—	(1,581,806)

Loss Allowance as of December 31, 2018	410,651	430,926	1,814,770	—	2,656,347

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	325,779	69,546	759,360	—	1,154,685
Inflation effect	(105,131)	(22,441)	(245,045)	—	(372,617)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,880)	2,880	—	—	—
Transfer from Stage 1 to Stage 3	(275)	—	275	—	—
Transfer from Stage 2 to Stage 1	4,303	(4,303)	—	—	—
New Financial Assets Originated or Purchased	613,038	66,376	—	—	679,414
Changes in PDs/LGDs/EADs	227,367	60,418	117,553	—	405,338
Foreign exchange and other movements	(10,496)	15,369	385,581	—	390,454
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(9,461)	9,461	—	—
Write-offs	(242,920)	(59,373)	—	—	(302,293)

Loss Allowance as of December 31, 2018	808,785	119,011	1,027,185	—	1,954,981

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,391,092	1,954,069	2,620,021	—	5,965,182
Inflation effect	(448,909)	(630,583)	(845,487)	—	(1,924,979)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(170,994)	170,994	—	—	—
Transfer from Stage 1 to Stage 3	(61,988)	—	61,988	—	—
Transfer from Stage 2 to Stage 1	331,577	(331,577)	—	—	—
New Financial Assets Originated or Purchased	791,626	1,130,810	797,807	—	2,720,243
Changes in PDs/LGDs/EADs	549,774	1,866,361	3,612,931	—	6,029,066
Foreign exchange and other movements	(197,790)	(323,182)	—	—	(520,972)
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(431,289)	431,289	—	—
Transfer from Stage 3 to Stage 2	—	16,777	(16,777)	—	—
Transfer from Stage 3 to Stage 1	14,866	—	(14,866)	—	—
Write-offs	(81,620)	(587,841)	(3,434,736)	—	(4,104,197)

Loss Allowance as of December 31, 2018	2,117,634	2,834,539	3,212,170	—	8,164,343

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	1,962,040	1,071,697	2,270,657	—	5,304,394
Inflation effect	(389,838)	(212,936)	(451,154)	—	(1,053,928)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(57,318)	57,318	—	—	—
Transfer from Stage 1 to Stage 3	(19,387)	—	19,387	—	—
Transfer from Stage 2 to Stage 1	210,006	(210,006)	—	—	—
New Financial Assets Originated or Purchased	472,592	952,404	1,492,196	—	2,917,192
Changes in PDs/LGDs/EADs	45,327	379,063	1,956,305	—	2,380,695
Foreign exchange and other movements	16,212	2,040	(17,809)	—	443
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(52,291)	52,291	—	—
Transfer from Stage 3 to Stage 2	—	44,873	(44,873)	—	—
Write-offs	(557,322)	(621,412)	(2,698,363)	—	(3,877,097)

Loss Allowance as of December 31, 2017	1,682,312	1,410,750	2,578,637	—	5,671,699

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	88,123	291,080	573,340	—	952,543
Inflation effect	(17,508)	(57,835)	(113,918)	—	(189,261)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(6,193)	6,193	—	—	—
Transfer from Stage 1 to Stage 3	(571)	—	571	—	—
Transfer from Stage 2 to Stage 1	67,091	(67,091)	—	—	—
New Financial Assets Originated or Purchased	278,455	126,703	617,965	—	1,023,123
Changes in PDs/LGDs/EADs	(42,646)	83,812	384,929	—	426,095
Foreign exchange and other movements	1,403	17,589	68,005	—	86,997
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(9,659)	9,659	—	—
Transfer from Stage 3 to Stage 2	—	10,253	(10,253)	—	—
Write-offs	(27,019)	(205,632)	(581,810)	—	(814,461)

Loss Allowance as of December 31, 2017	341,135	195,413	948,488	—	1,485,036

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	255,997	164,428	343,945	—	764,370
Inflation effect	(50,865)	(32,669)	(68,339)	—	(151,873)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(4,143)	4,143	—	—	—
Transfer from Stage 1 to Stage 3	(94)	—	94	—	—
Transfer from Stage 2 to Stage 1	3,427	(3,427)	—	—	—
New Financial Assets Originated or Purchased	262,500	45,105	—	—	307,605
Changes in PDs/LGDs/EADs	101,102	98,366	72,726	—	272,194
Foreign exchange and other movements	16,878	(16,769)	395,909	—	396,018
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(15,025)	15,025	—	—
Write-offs	(259,023)	(174,606)	—	—	(433,629)

Loss Allowance as of December 31, 2017	325,779	69,546	759,360	—	1,154,685

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	1,193,141	2,409,363	2,797,419	—	6,399,923
Inflation effect	(237,065)	(478,714)	(555,817)	—	(1,271,596)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(93,181)	93,181	—	—	—
Transfer from Stage 1 to Stage 3	(38,118)	—	38,118	—	—
Transfer from Stage 2 to Stage 1	650,714	(650,714)	—	—	—
New Financial Assets Originated or Purchased	375,465	684,637	103,474	—	1,163,576
Changes in PDs/LGDs/EADs	(336,547)	1,051,645	1,915,058	—	2,630,156
Foreign exchange and other movements	(131,230)	(252,550)	—	—	(383,780)
Other movements with no P&L impact					—
Transfers:
Transfer from Stage 2 to Stage 3	—	(395,389)	395,389	—	—
Transfer from Stage 3 to Stage 2	—	1,751	(1,751)	—	—
Transfer from Stage 3 to Stage 1	56,383	—	(56,383)	—	—
Write-offs	(48,470)	(509,141)	(2,015,486)	—	(2,573,097)

Loss Allowance as of December 31, 2017	1,391,092	1,954,069	2,620,021	—	5,965,182

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	46,365,462	6,397,336	2,765,424	—	55,528,222
Transfers:
Transfers from Stage 1 to Stage 2	(3,669,945)	3,669,945	—	—	—
Transfers from Stage 1 to Stage 3	(180,232)	—	180,232	—	—
Transfers from Stage 2 to Stage 1	608,803	(608,803)	—	—	—
Transfers from Stage 2 to Stage 3	—	(298,649)	298,649	—	—
Transfers from Stage 3 to Stage 2	—	19,171	(19,171)	—	—
Transfers from Stage 3 to Stage 1	5,565	—	(5,565)	—	—
Financial assets derecognized during the period other than write-offs	(15,036,031)	(3,099,488)	(1,680,196)	—	(19,815,715)
New financial assets originated or purchased	20,951,735	1,472,562	2,735,514	—	25,159,811
FX and other movements	1,529,839	(150,764)	4,527	—	1,383,602
Inflation Effect	(16,225,219)	(2,238,697)	(967,738)	—	(19,431,654)

Gross carrying amount as of December 31, 2019	34,349,977	5,162,613	3,311,676	—	42,824,266

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	126,670,979	21,381,467	5,201,161	—	153,253,607
Transfers:
Transfers from Stage 1 to Stage 2	(27,605,206)	27,605,206	—	—	—
Transfers from Stage 1 to Stage 3	(1,590,455)	—	1,590,455	—	—
Transfers from Stage 2 to Stage 1	9,834,363	(9,834,363)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,406,826)	1,406,826	—	—
Transfers from Stage 3 to Stage 2	—	54,517	(54,517)	—	—
Transfers from Stage 3 to Stage 1	36,462	—	(36,462)	—	—
Financial assets derecognized during the period other than write-offs	(15,005,033)	(3,686,530)	(3,132,323)	—	(21,823,886)
New financial assets originated or purchased	19,755,005	6,805,058	3,298,999	—	29,859,062
FX and other movements	12,360,478	(1,328,551)	(636,652)	—	10,395,275
Inflation Effect	(44,327,483)	(7,482,271)	(1,820,104)	—	(53,629,858)

Gross carrying amount as of December 31, 2019	80,129,110	32,107,707	5,817,383	—	118,054,200

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	205,020,717	9,364,163	3,877,964	—	218,262,844
Transfers:
Transfers from Stage 1 to Stage 2	(6,201,605)	6,201,605	—	—	—
Transfers from Stage 1 to Stage 3	(6,479)	—	6,479	—	—
Transfers from Stage 2 to Stage 1	1,813,608	(1,813,608)	—	—	—
Transfers from Stage 2 to Stage 3	—	(21,051)	21,051	—	—
Transfers from Stage 3 to Stage 2	—	90,874	(90,874)	—	—
Transfers from Stage 3 to Stage 1	714	—	(714)	—	—
Financial assets derecognized during the period other than write-offs	(93,761,209)	(4,481,824)	(118,942)	—	(98,361,975)
New financial assets originated or purchased	165,278,026	2,975,288	316,155	—	168,569,469
FX and other movements	3,473,035	(2,973,811)	2,222,491	—	2,721,715
Inflation Effect	(69,507,670)	(3,276,913)	(1,357,062)	—	(74,141,645)

Gross carrying amount as of December 31, 2019	206,109,137	6,064,723	4,876,548	—	217,050,408

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	60,123,794	10,171,605	5,825,679	—	76,121,078
Transfers:
Transfers from Stage 1 to Stage 2	(1,110,563)	1,110,563	—	—	—
Transfers from Stage 1 to Stage 3	(1,860,449)	—	1,860,449	—	—
Transfers from Stage 2 to Stage 1	2,598,692	(2,598,692)	—	—	—
Transfers from Stage 2 to Stage 3	—	(2,258,668)	2,258,668	—	—
Transfers from Stage 3 to Stage 2	—	5,664	(5,664)	—	—
Transfers from Stage 3 to Stage 1	19,427	—	(19,427)	—	—
Financial assets derecognized during the period other than write-offs	(1,605,396)	(1,165,656)	(2,548,634)	—	(5,319,686)
New financial assets originated or purchased	10,374,605	987,705	862,772	—	12,225,082
FX and other movements	(433,410)	(156,413)	(141,075)	—	(730,898)
Inflation Effect	(21,039,834)	(3,559,470)	(2,038,649)	—	(26,637,953)

Gross carrying amount as of December 31, 2019	47,066,866	2,536,638	6,054,119	—	55,657,623

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	43,107,898	5,417,972	1,234,348	—	49,760,218
Transfers:
Transfers from Stage 1 to Stage 2	(871,588)	871,588	—	—	—
Transfers from Stage 1 to Stage 3	(164,162)	—	164,162	—	—
Transfers from Stage 2 to Stage 1	—	5,040	(5,040)	—	—
Transfers from Stage 2 to Stage 3	—	(94,558)	94,558	—	—
Transfers from Stage 3 to Stage 2	547,402	(547,402)	—	—	—
Financial assets derecognized during the period other than write-offs	(9,541,426)	(1,634,974)	(551,549)	—	(11,727,949)
New financial assets originated or purchased	26,884,407	4,121,250	2,032,195	—	33,037,852
FX and other movements	313,955	6,813	195,073	—	515,841
Inflation effect	(13,911,024)	(1,748,393)	(398,323)	—	(16,057,740)

Gross carrying amount as of December 31, 2018	46,365,462	6,397,336	2,765,424	—	55,528,222

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	143,080,464	21,999,482	4,009,264	—	169,089,210
Transfers:
Transfers from Stage 1 to Stage 2	(3,273,027)	3,273,027	—	—	—
Transfers from Stage 1 to Stage 3	(1,058,724)	—	1,058,724	—	—
Transfers from Stage 2 to Stage 1	—	49,385	(49,385)	—	—
Transfers from Stage 2 to Stage 3	—	(573,916)	573,916	—	—
Transfers from Stage 3 to Stage 2	3,221,464	(3,221,464)	—	—	—
Financial assets derecognized during the period other than write-offs	(8,282,669)	(2,478,551)	(1,704,660)	—	(12,465,880)
New financial assets originated or purchased	37,070,938	9,247,249	2,268,090	—	48,586,277
FX and other movements	2,084,944	185,542	339,011	—	2,609,497
Inflation Effect	(46,172,411)	(7,099,287)	(1,293,799)	—	(54,565,497)

Gross carrying amount as of December 31, 2018	126,670,979	21,381,467	5,201,161	—	153,253,607

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	188,138,737	12,638,355	1,245,532	—	202,022,624
Transfers:
Transfers from Stage 1 to Stage 2	(854,642)	854,642	—	—	—
Transfers from Stage 1 to Stage 3	(15,220)	—	15,220	—	—
Transfers from Stage 3 to Stage 2	722,494	(722,494)	—	—
Financial assets derecognized during the period other than write-offs	(55,621,489)	(5,040,182)	—	—	( 60 , 661 , 671)
New financial assets originated or purchased	124,006,193	6,954,157	2,421,7 89	—	13 3 , 382 , 139
FX and other movements	8,343,440	(1,241,887)	597,359	—	7,698,912
Inflation Effect	(59,698,796)	(4,078,428)	(401,936)	—	(64,179,160)

Gross carrying amount as of December 31, 2018	205,020,717	9,364,163	3,877,964	—	218,262,844

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	63,132,651	11,384,213	4,514,973	—	79,031,837
Transfers:
Transfers from Stage 1 to Stage 2	(6,051,219)	6,051,219	—	—	—
Transfers from Stage 1 to Stage 3	(2,151,017)	—	2,151,017	—	—
Transfers from Stage 2 to Stage 1	1,735,099	(1,735,099)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,982,432)	1,982,432	—	—
Transfers from Stage 3 to Stage 2	—	33,663	(33,663)	—	—
Transfers from Stage 3 to Stage 1	28,825	—	(28,825)	—	—
Financial assets derecognized during the period other than write-offs	(1,114,928)	(1,119,775)	(2,785,702)	—	(5,020,405)
New financial assets originated or purchased	24,889,161	1,180,716	1,543,536	—	27,613,413
FX and other movements	28,281	32,816	(61,097)	—	—
Inflation Effect	(20,373,059)	(3,673,716)	(1,456,992)	—	(25,503,767)

Gross carrying amount as of December 31, 2018	60,123,794	10,171,605	5,825,679	—	76,121,078